UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Preferred Government Money Market Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Institutional Preferred Government Money Market Fund

SEMIANNUAL REPORT

September 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Money Market Fund from April 1, 2021 to September 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2021

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.25	$.30
Ending value (after expenses)	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2021

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.25	$.30
Ending value (after expenses)	$1,024.82	$1,024.77
†

Expenses are equal to the fund’s annualized expense ratio of .05% for Institutional Shares and .06% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)

U.S. Government Agencies Obligations - 16.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/8/2022	0.05	30,000,000	[a]	29,994,583
10/1/2021, 3 Month SOFR +.02%	0.07	50,000,000	[b]	50,000,000
10/1/2021, 3 Month SOFR +.03%	0.08	20,000,000	[b]	20,000,000
10/1/2021, 3 Month SOFR +.06%	0.11	100,000,000	[b]	99,993,905
10/5/2021, 3 Month U.S. T-BILL +.03%	0.06	40,000,000	[b]	39,996,541
10/5/2021, 3 Month U.S. T-BILL +.03%	0.07	40,000,000	[b]	40,000,000
10/5/2021, 3 Month U.S. T-BILL +.04%	0.08	110,000,000	[b]	109,993,845
10/5/2021, 3 Month U.S. T-BILL +.17%	0.21	100,000,000	[b]	99,996,600
10/5/2021, 3 Month U.S. T-BILL +.23%	0.27	100,000,000	[b]	100,000,000
Federal Home Loan Banks:
10/1/2021, 3 Month SOFR +.01%	0.06	85,000,000	[b]	85,000,000
10/1/2021, 3 Month SOFR +.15%	0.20	150,000,000	[b]	150,000,000
11/5/2021	0.05	150,000,000	[a]	149,992,708
11/5/2021	0.05	225,000,000		224,999,742
12/3/2021	0.03	50,000,000		49,999,519
1/25/2022	0.05	40,000,000		39,999,666
Federal Home Loan Mortgage Corporation:
10/1/2021, 3 Month SOFR +.30%	0.35	50,000,000	[b,c]	50,000,000
Federal National Mortgage Association:
10/1/2021, 3 Month SOFR +.20%	0.25	75,000,000	[b,c]	75,000,000
Total U.S. Government Agencies Obligations (cost $1,414,967,109)				1,414,967,109
U.S. Cash Management Bills - 4.9%
10/15/2021	0.07	50,000,000	[a]	49,998,736
10/19/2021	0.06	50,000,000	[a]	49,998,625
10/26/2021	0.05	200,000,000	[a]	199,993,750
11/23/2021	0.05	37,205,000	[a]	37,202,261
11/30/2021	0.05	95,000,000	[a]	94,992,083
Total U.S. Cash Management Bills (cost $432,185,455)				432,185,455
U.S. Treasury Bills - 10.0%
10/12/2021	0.05	30,500,000	[a]	30,499,534
11/4/2021	0.04	100,000,000	[a]	99,996,694
11/12/2021	0.03	100,000,000	[a]	99,996,500
11/18/2021	0.03	100,000,000	[a]	99,996,000
12/2/2021	0.04	50,000,000	[a]	49,996,986
12/9/2021	0.04	50,000,000	[a]	49,996,167
12/16/2021	0.04	100,000,000	[a]	99,991,556
12/23/2021	0.06	50,000,000	[a]	49,993,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Treasury Bills - 10.0%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
1/13/2022	0.05	200,000,000	[a]	199,971,111
3/10/2022	0.05	100,000,000	[a]	99,977,778
Total U.S. Treasury Bills (cost $880,415,986)				880,415,986
U.S. Treasury Floating Rate Notes - 13.3%
10/5/2021, 3 Month U.S. T-BILL +.03%	0.06	210,000,000	[b]	210,007,138
10/5/2021, 3 Month U.S. T-BILL +.03%	0.07	300,000,000	[b]	300,015,192
10/5/2021, 3 Month U.S. T-BILL +.05%	0.08	150,000,000	[b]	150,021,629
10/5/2021, 3 Month U.S. T-BILL +.06%	0.09	150,000,000	[b]	149,987,679
10/5/2021, 3 Month U.S. T-BILL +.15%	0.19	360,000,000	[b]	360,043,276
Total U.S. Treasury Floating Rate Notes (cost $1,170,074,914)				1,170,074,914
Repurchase Agreements - 55.7%
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at 10/1/2021 in the amount of $200,000,028 (fully collateralized by: U.S. Treasuries (including strips), 0.07%-1.25%, due 8/31/2022-8/15/2031, valued at $204,000,045)	0.01	200,000,000		200,000,000
Bank of America Securities, OBFR +.02%, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at interest rate reset date of 10/1/2021 in the amount of $50,000,125 and maturity date of 1/3/2022 (fully collateralized by: U.S. Treasuries (including strips), 1.63%, due 5/15/2031, valued at $51,000,037)	0.09	50,000,000	[d]	50,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at 10/1/2021 in the amount of $460,000,639 (fully collateralized by: U.S. Treasuries (including strips), 1.00%-1.13%, due 7/31/2028-8/31/2028, valued at $469,200,046)	0.05	460,000,000		460,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at 10/1/2021 in the amount of $2,500,003,472 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.63%, due 8/15/2022-11/15/2040, valued at $2,500,003,503)	0.05	2,500,000,000		2,500,000,000

Repurchase Agreements - 55.7%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at 10/1/2021 in the amount of $500,000,694 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-2.63%, due 10/31/2022-8/31/2025, valued at $510,000,056)	0.05	500,000,000		500,000,000
JP Morgan Securities, 1 Month SOFR +.01%, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at interest rate reset date of 10/1/2021 in the amount of $200,010,000 and maturity date of 10/7/2021 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.99%-4.00%, due 1/1/2029-10/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.30%-7.00%, due 11/1/2028-8/1/2056, Government National Mortgage Association Agency Mortgage-Backed Securities, 5.00%, due 6/15/2040, valued at $204,000,000)	0.06	200,000,000	[b]	200,000,000
JP Morgan Securities, 1 Month SOFR +.02%, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at interest rate reset date of 10/1/2021 in the amount of $100,005,833 and maturity date of 12/30/2021 (fully collateralised by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 12/1/2027-9/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.50%, due 1/1/2029-9/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.00%, due 6/20/2031-7/15/2062, valued at $102,000,000)	0.07	100,000,000	[d]	100,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 55.7%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at 10/1/2021 in the amount of $400,000,556 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-3.00%, due 11/1/2050-7/1/2051, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.38%, due 9/6/2022, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-3.50%, due 8/1/2035-8/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 2/20/2051-9/20/2051, U.S. Treasuries (including strips), 0.00%, due 11/15/2030, valued at $408,000,000)

	0.05	400,000,000	400,000,000

Repurchase Agreements - 55.7%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 9/30/2021, due at 10/1/2021 in the amount of $500,000,694 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 3.97%-23.33%, due 1/15/2033-10/15/2042, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 5.36%-13.69%, due 3/25/2033-4/25/2041, U.S. Treasuries (including strips), 0.13%-1.50%, due 4/15/2022-1/31/2023, valued at $511,183,575)	0.05	500,000,000	500,000,000
Total Repurchase Agreements (cost $4,910,000,000)			4,910,000,000
Total Investments (cost $8,807,643,464)		100.0%	8,807,643,464
Cash and Receivables (Net)		.0%	3,105,111
Net Assets		100.0%	8,810,748,575

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of September 30, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At September 30, 2021, these securities amounted to $150,000,000 or 1.7% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	55.7
U.S. Treasury Securities	28.2
U.S. Government Agencies Obligations	16.1
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $4,910,000,000) —Note 1(b)	8,807,643,464	8,807,643,464
Cash		2,859,884
Interest receivable		512,011
Receivable for shares of Beneficial Interest subscribed		50,501
		8,811,065,860
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		317,264
Payable for shares of Beneficial Interest redeemed		21
		317,285
Net Assets ($)		8,810,748,575
Composition of Net Assets ($):
Paid-in capital		8,810,748,575
Net Assets ($)		8,810,748,575

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	7,392,684,936	1,418,063,639
Shares Outstanding	7,391,050,230	1,417,811,200
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2021 (Unaudited)

Investment Income ($):
Interest Income	2,898,402
Expenses:
Management fee—Note 2(a)	4,494,236
Shareholder servicing costs—Note 2(b)	390,586
Trustees’ fees—Note 2(a,c)	368,500
Total Expenses	5,253,322
Less—reduction in expenses due to undertaking—Note 2(a)	(2,415,897)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(368,500)
Net Expenses	2,468,925
Investment Income—Net, representing net increase in net assets resulting from operations	429,477

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021[a]
Operations ($):
Investment income—net	429,477	6,968,220
Net realized gain (loss) on investments	-	19,998
Net Increase (Decrease) in Net Assets Resulting from Operations	429,477	6,988,218
Distributions ($):
Distributions to shareholders:
Institutional Shares	(371,258)	(6,140,936)
Hamilton Shares	(78,217)	(1,104,738)
Total Distributions	(449,475)	(7,245,674)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	25,765,364,928	63,792,838,739
Hamilton Shares	3,950,801,629	6,661,222,377
Premier Shares	-	208,259,388
Distributions reinvested:
Institutional Shares	51,243	997,023
Hamilton Shares	295	1,588
Premier Shares	-	283
Cost of shares redeemed:
Institutional Shares	(25,395,258,854)	(63,356,167,286)
Hamilton Shares	(3,979,735,173)	(7,391,681,687)
Premier Shares	-	(263,681,719)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	341,224,068	(348,211,294)
Total Increase (Decrease) in Net Assets	341,204,070	(348,468,750)
Net Assets ($):
Beginning of Period	8,469,544,505	8,818,013,255
End of Period	8,810,748,575	8,469,544,505

[a]	Effective February 1, 2021, Premier shares were converted to Hamilton shares of which 81,161,822 Premier shares representing $81,161,844 were converted to 81,161,844 Hamilton shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2021		Year Ended March 31,
Institutional Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.019	.020	.010	.004
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.019)	(.020)	(.010)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.08	1.89	2.04	1.04	.37
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.11[c]	.14	.15	.15	.14	.14
Ratio of net expenses to average net assets	.05[c]	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	.01[c]	.07	1.83	2.05	1.05	.39
Net Assets, end of period ($ x 1,000)	7,392,685	7,022,544	6,584,820	5,329,802	4,296,966	3,522,447

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2021		Year Ended March 31,
Hamilton Shares	(Unaudited)	2021[a]	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	.001	.018	.020	.010	.003
Distributions:
Dividends from investment income—net	(.000)[b]	(.001)	(.018)	(.020)	(.010)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.05	1.84	1.99	.99	.31
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.16[d]	.20	.20	.20	.19	.19
Ratio of net expenses to average net assets	.06[d]	.13	.15	.15	.15	.15
Ratio of net investment income to average net assets	.01[d]	.05	1.79	1.98	.97	.32
Net Assets, end of period ($ x 1,000)	1,418,064	1,447,000	2,177,756	1,532,310	1,458,823	1,506,461

a Effective February 1, 2021, Premier shares of the fund were converted to Hamilton shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional and Hamilton. Institutional and Hamilton shares are sold at net asset value per share generally to institutional investors. Hamilton shares are subject to a Shareholder Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust's Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	8,807,643,464	-	8,807,643,464

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2021 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees, taxes, fees and expenses of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2021, fees reimbursed by the Adviser amounted to $368,500.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,415,897 during the period ended September 30, 2021.

(b) Under the fund’s Shareholder Services Plan, with respect to the fund’s Hamilton shares, pursuant to which the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of Hamilton shares. Pursuant to the Shareholder Services Plan, the fund will pay the Distributor at annual rate of .05% of the value of Hamilton shares average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended September 30, 2021, Hamilton shares were charged $390,586, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $761,265 and Shareholder Services Plan fees of $68,900, which are offset against an expense reimbursement currently in effect in the amount of $512,901.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 18, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional US government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional US government money market funds (the “Performance Universe”), all for various periods ended March 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional US government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was above or within three basis points of the Performance Group and Performance Universe medians for all periods except for the one-, two- and three-year periods when it was below the Performance Universe median. The Board also considered that the fund’s net total return performance was above the Performance Group and Performance Universe medians for all periods, ranking first in the Performance Group for most periods and in the first quartile of the Performance Universe for all periods. It was noted that there were only four and three funds in the Performance Group in the five- and ten-year periods, respectively.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee (lowest in the Expense Group), the fund’s actual management fee was lower than the Expense Group median (lowest in the Expense Group) and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median (lowest in the Expense Group) and the Expense Universe median total expenses.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had waived receipt of its management fee pursuant to a voluntary undertaking by the Adviser in effect during the period. This fee waiver is voluntary, not contractual, and may be terminated by the Adviser at any time.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Institutional Preferred Government Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional: DSVXX Hamilton: DSHXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6546SA0921

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ David DiPetrillo

       David DiPetrillo

      President (Principal Executive Officer)

Date: November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: November 22, 2021

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: November 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)